Property and equipment, net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,241,022	$ 3,132,396
Less: accumulated depreciation	(2,153,965)	(1,841,074)
Property and equipment, net	1,087,057	1,291,322
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,149,705	1,118,469
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,572,900	1,474,577
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	54,529	52,400
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 463,888	$ 486,950